Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Balance at Dec. 31, 2014	$ 613	$ 68,656	$ 41,588	$ 1,243	$ (110,874)
Balance (in shares) at Dec. 31, 2014		10,593
Stock options issued	97	$ 0	97	0	0
Exercise of stock options	48	$ 82	(34)	0	0
Exercise of stock options (in shares)		47
Exercise of warrants	449	$ 663	(214)	0	0
Exercise of warrants (in shares)		300
Net loss	(659)	$ 0	0	0	(659)
Balance at Dec. 31, 2015	548	$ 69,401	41,437	1,243	(111,533)
Balance (in shares) at Dec. 31, 2015		10,940
Warrants issued to consultants	13	$ 0	13	0	0
Exercise of warrants	102	$ 108	(6)	0	0
Exercise of warrants (in shares)		67
Net loss	(420)	$ 0	0	0	(420)
Balance at Mar. 31, 2016	243	$ 69,509	41,444	1,243	(111,953)
Balance (in shares) at Mar. 31, 2016		11,007
Balance at Dec. 31, 2015	548	$ 69,401	41,437	1,243	(111,533)
Balance (in shares) at Dec. 31, 2015		10,940
Stock options issued | Consultants [Member]	16	$ 0	16	0	0
Stock options issued | Employee [Member]	615	0	615	0	0
Warrants issued to consultants	72	0	72	0	0
Exercise of stock options	6	$ 6	0	0	0
Exercise of stock options (in shares)		4
Exercise of warrants	102	$ 108	(6)	0	0
Exercise of warrants (in shares)		67
Rights offering	5,000	$ 5,000	0	0	0
Rights offering (in shares)		2,632
Net loss	(2,789)	$ 0	0	0	(2,789)
Balance at Dec. 31, 2016	3,570	$ 74,515	42,134	1,243	(114,322)
Balance (in shares) at Dec. 31, 2016		13,643
Balance at Mar. 31, 2016	243	$ 69,509	41,444	1,243	(111,953)
Balance (in shares) at Mar. 31, 2016		11,007
Stock options issued | Employee [Member]	111	$ 0	111	0	0
Warrants issued to consultants	17	0	17	0	0
Exercise of stock options	6	$ 6	0	0	0
Exercise of stock options (in shares)		4
Rights offering	5,000	$ 5,000	0	0	0
Rights offering (in shares)		2,632
Net loss	(724)	$ 0	0	0	(724)
Balance at Jun. 30, 2016	4,653	$ 74,515	41,572	1,243	(112,677)
Balance (in shares) at Jun. 30, 2016		13,643
Stock options issued | Contractors [Member]	9	$ 0	9	0	0
Stock options issued | Employee [Member]	41	0	41	0	0
Warrants issued to consultants	19	0	19	0	0
Net loss	(502)	0	0	0	(502)
Balance at Sep. 30, 2016	4,220	$ 74,515	41,641	1,243	(113,179)
Balance (in shares) at Sep. 30, 2016		13,643
Stock options issued | Contractors [Member]	7	$ 0	7	0	0
Stock options issued | Employee [Member]	463	0	463	0	0
Warrants issued to consultants	23	0	23	0	0
Net loss	(1,143)	0	0	0	(1,143)
Balance at Dec. 31, 2016	3,570	$ 74,515	42,134	1,243	(114,322)
Balance (in shares) at Dec. 31, 2016		13,643
Stock options issued | Contractors [Member]	56	$ 0	56	0	0
Stock options issued | Employee [Member]	41	0	41	0	0
Net loss	(806)	0	0	0	(806)
Balance at Mar. 31, 2017	$ 2,861	$ 74,515	$ 42,231	$ 1,243	$ (115,128)
Balance (in shares) at Mar. 31, 2017		13,643